CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 49	$ (513)
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	(5)	12
Changes in retirement plans’ funded status	14	13
Foreign currency translation	26	17
Share of other comprehensive income of entities using the equity method	8	13
Other comprehensive income, net of tax	43	55
Comprehensive income (loss)	92	(458)
Less: Comprehensive income attributable to noncontrolling interests	2	2
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 90	$ (460)